Income tax - Summary of income tax calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	R$ 2,421,413	R$ 1,544,109	R$ 640,728
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 823,280	R$ 524,997	R$ 217,848
Income from entities not subject to deferred taxation	(12,470)	(9,551)	(3,647)
Effects from entities taxed at different rates	35,377	25,948	16,444
Effects from entities taxed at different taxation regimes	(443,579)	(24,089)	(18,183)
Intercompany transactions with different taxation regimes	(74,289)	(50,138)	(38,255)
Tax incentives	(14,354)	(9,772)	(1,408)
Non-deductible expenses (non-taxable income)	49,640	33,854	(689)
Others	(23,680)	(36,624)	3,288
Income tax expense	R$ 339,924	R$ 454,625	R$ 175,398
Effective tax rate	14.04%	29.44%	27.20%
Current	R$ 536,422	R$ 594,037	R$ 98,943
Deferred	R$ (196,498)	R$ (139,412)	R$ 76,455